SHARE- BASED COMPENSATION (Schedule of Restricted Stock Units activity) (Details) - Restricted Stock Units		6 Months Ended
		Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Outstanding on January 1, | shares	[1]	41,420	19,658
Number of RSUs, Granted | shares	[1]	1,300	33,260
Number of RSUs, Vested | shares	[1]	(7,127)	(3,153)
Number of RSUs, Forfeited/Expired | shares	[1]	(112)	(1,200)
Number of RSUs, Outstanding on June 30, | shares	[1]	35,481	48,565
Weighted average grant date fair value, Outstanding on January 1, | $ / shares	[1]	$ 12.4	$ 25.5
Weighted average grant date fair value, Granted | $ / shares	[1]	9.7	7.5
Weighted average grant date fair value, Vested | $ / shares	[1]	14.8	26.1
Weighted average grant date fair value, Forfeited/Expired | $ / shares	[1]	7.5	30.4
Weighted average grant date fair value, Outstanding on June 30, | $ / shares	[1]	$ 11.8	$ 13

[1]	Number of RSUs and weighted average grant date fair value have been retroactively adjusted to reflect the reverse share split. See Note 9a.